Other Borrowings - FHLB Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Total FHLB advances, rate	4.48%	5.16%
Total FHLB advances	$ 45,000	$ 50,000
Federal Home Loan Bank, Advances, Fixed Rate
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances, 2025, amount	0	$ 50,000
Advances, 2025, rate		5.16%
Total fixed rate advances, amount	0	$ 50,000
Total FHLB advances, rate		5.16%
Federal Home Loan Bank, Advances, Variable Rate
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances, 2025, amount	$ 45,000	$ 0
Advances, 2025, rate	4.48%
Total FHLB advances, rate	4.48%
Total variable rate advances, amount	$ 45,000	$ 0